Employees and directors, Sharesave and Employee Stock Purchase Plan 2006 (Details) $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2020 USD ($) shares Plan $ / £	Oct. 31, 2020 shares £ / shares	Oct. 31, 2019 USD ($) shares $ / £	Oct. 31, 2019 shares £ / shares	Oct. 31, 2018 USD ($) shares
Share-Based Plans Outstanding [Abstract]
Exercised (in shares) | shares	(18,856,680)		(14,533,973)		(18,156,060)
Outstanding at ending period (in shares) | shares	2,255,000
Share-Based Payment Significant Inputs [Abstract]
Number of employee benefit plans | Plan	2
Share based compensation charge | $	$ 17.0		$ 68.8		$ 64.3
March 1, 2021 - May 31, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	244,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 1, 2019
Exercise price per share (in pounds per share) | £ / shares		£ 14.280
October 1, 2021 - December 31, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	209,000
Weighted Average Exercise Price [Abstract]
Date of grant	October 1, 2019
Exercise price per share (in pounds per share) | £ / shares		14.628
March 1, 2022 - May 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	689,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 1, 2020
Exercise price per share (in pounds per share) | £ / shares		6.359
October 1, 2022 - December 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,113,000
Weighted Average Exercise Price [Abstract]
Date of grant	October 1, 2020
Exercise price per share (in pounds per share) | £ / shares		£ 2.702
Sharesave Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	438,000		496,000
Exercised (in shares) | shares	0		(81,000)
Forfeited/lapsed (in shares) | shares	(912,000)		(102,000)
Granted (in shares) | shares	2,409,000		125,000
Outstanding at ending period (in shares) | shares	1,935,000		438,000		496,000
Exercisable at ending period (in shares) | shares		0	62,000	62,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares		£ 12.21		£ 11.85
Exercised (in pounds per share) | £ / shares		10.23		11.71
Forfeited (in pounds per share) | £ / shares		8.55		12.97
Granted (in pounds per share) | £ / shares		3.38		13.74
Outstanding at period end (in pounds per share) | £ / shares		2.93		12.21
Exercisable at ending period (in pounds per share) | £ / shares		0		£ 14.61
Share-Based Payment Significant Inputs [Abstract]
Employee plans saving period	3 years
Percentage of grants of option with option price at discount	20.00%
Sharesave Plan 2006 [Member] | April 1, 2021 - September 30, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	8,000
Weighted Average Exercise Price [Abstract]
Date of grant	February 23, 2018
Exercise price per share (in pounds per share) | £ / shares		17.200
Sharesave Plan 2006 [Member] | April 1, 2021 - September 30, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,000
Weighted Average Exercise Price [Abstract]
Date of grant	February 23, 2018
Exercise price per share (in pounds per share) | £ / shares		19.630
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	33,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 3, 2018
Exercise price per share (in pounds per share) | £ / shares		10.230
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 3, 2018
Exercise price per share (in pounds per share) | £ / shares		11.590
Sharesave Plan 2006 [Member] | April 1, 2022 - September 30, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	10,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 7, 2019
Exercise price per share (in pounds per share) | £ / shares		13.440
Sharesave Plan 2006 [Member] | April 1, 2022 - September 30, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 7, 2019
Exercise price per share (in pounds per share) | £ / shares		15.330
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	2,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 5, 2019
Exercise price per share (in pounds per share) | £ / shares		14.110
Sharesave Plan 2006 [Member] | October 1, 2021 - August 4, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	7,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 5, 2019
Exercise price per share (in pounds per share) | £ / shares		15.743
Sharesave Plan 2006 [Member] | April 1, 2023 - September 30, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	83,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 5, 2020
Exercise price per share (in pounds per share) | £ / shares		6.177
Sharesave Plan 2006 [Member] | April 1, 2023 - September 30, 2023 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	8,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 5, 2020
Exercise price per share (in pounds per share) | £ / shares		7.282
Sharesave Plan 2006 [Member] | October 1, 2023 - March 31, 2024 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	1,680,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 21, 2020
Exercise price per share (in pounds per share) | £ / shares		2.413
Sharesave Plan 2006 [Member] | October 1, 2023 - March 31, 2024 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	101,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 21, 2020
Exercise price per share (in pounds per share) | £ / shares		£ 2.411
Employee Stock Purchase Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	1,192,000		800,000
Exercised (in shares) | shares	(1,472,000)		(17,000)
Forfeited/lapsed (in shares) | shares	(423,000)		(44,000)
Granted (in shares) | shares	2,958,000		453,000
Outstanding at ending period (in shares) | shares	2,255,000		1,192,000		800,000
Exercisable at ending period (in shares) | shares		0	0	0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share) | £ / shares		£ 11.82		£ 10.47
Exercised (in pounds per share) | £ / shares		10.27		11.14
Forfeited (in pounds per share) | £ / shares		10.82		14.40
Granted (in pounds per share) | £ / shares		6.60		14.44
Outstanding at period end (in pounds per share) | £ / shares		6.17		11.82
Exercisable at ending period (in pounds per share) | £ / shares		0		0
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £ / shares		4.38		17.56
Employee plans saving period	2 years
Percentage of grants of option with option price at discount	15.00%
Employee Stock Purchase Plan 2006 [Member] | Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	57.72%		49.06%
Expected dividend yield | $ / £	8.22%		4.63%
Expected option life	2		2
Annual risk-free interest rate | $ / £	0.20%		0.49%
Employee Stock Purchase Plan 2006 [Member] | Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	72.37%		49.68%
Expected dividend yield | $ / £	16.11%		5.87%
Expected option life	3		3
Annual risk-free interest rate | $ / £	0.52%		1.16%
Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share) | £ / shares		£ 1.27		£ 5.93
Share based compensation charge | $	$ 5.1		$ 2.8